Net Income per Share	12 Months Ended
Dec. 31, 2012
Net Income per Share [Abstract]
Net Income per Share

17.  Net Income per Share

The following is a reconciliation of the calculation of basic and diluted net income per share for the past two years:

	For the years ended December 31,
(In thousands, except per share amounts)	2012	2011
Net income	$4,244	$2,546
Less: Preferred stock dividends and discount accretion	1,602	1,558
Income available to common shareholders	$2,642	$988
Weighted average common shares outstanding - Basic	7,477	7,333
Plus: Potential dilutive common stock equivalents	317	402
Weighted average common shares outstanding - Diluted	7,794	7,735
Net income per common share - Basic	$0.35	$0.13
Net income per common share - Diluted	0.34	0.13
Stock options and common stock excluded from the income per share calculation as their effect would have been anti-dilutive	506	372

The "potential dilutive common stock equivalents" shown in the table above includes the impact of 764,778 common stock warrants issued to the U.S. Department of Treasury under the Capital Purchase Program in December 2008, utilizing the Treasury stock method.  These warrants were dilutive for the years ended December 31, 2012 and 2011.